LEASES - Leases Not Yet Commenced (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	$ 72,000,000	$ 68,000,000
Income from subleasing right-of-use assets	0
Gains (losses) arising from sale and leaseback transactions	0
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	2,000,000	2,000,000
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	7,000,000	6,000,000
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	8,000,000	9,000,000
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	$ 55,000,000	$ 51,000,000